   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 6, 1997
                                                               FILE NO. 2-94478
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                      POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                                --------------
A. EXACT NAME OF TRUST:

                        CHUBB SEPARATE ACCOUNT A
B. NAME OF DEPOSITOR:

                       CHUBB LIFE INSURANCE COMPANY
C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:

                               ONE GRANITE PLACE
                               CONCORD, NH 03301
D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE:

                            RONALD R. ANGARELLA
                                   PRESIDENT
                          CHUBB SECURITIES CORPORATION
                               ONE GRANITE PLACE
                               CONCORD, NH 03301

                                   COPIES TO:
                                                    JOAN E. BOROS, ESQ.
       CHARLENE GRANT ESQ.
                                                   KATTEN MUCHIN & ZAVIS
 CHUBB COLONIAL LIFE INSURANCE COMPANY      1025 THOMAS JEFFERSON STREET, N.W.

           ONE GRANITE PLACE                       EAST LOBBY, SUITE 700
           CONCORD, NH 03301                       WASHINGTON, DC 20007

                                --------------

It is proposed that this filing will become effective (check appropriate box)
  [X] immediately upon filing pursuant to paragraph (b)

  [_] on May 15, 1997 pursuant to paragraph (b)
  [_] 60 days after filing pursuant to paragraph (a)(i)

  [_] on December 23, 1996 pursuant to paragraph (a)(i) of rule (485)
  [_] this post-effective amendment desginates a new effective date for a previously filed post-effective amendment.

E. TITLE AND AMOUNT OF SECURITIES BEING REGISTERED:
    UNITS OF INTEREST IN THE SEPARATE ACCOUNT UNDER INDIVIDUAL FLEXIBLE PRE-MIUM VARIABLE LIFE INSURANCE POLICIES.
F. PROPOSED MAXIMUM AGGREGATE OFFERING PRICE TO THE PUBLIC OF THE SECURITIES BEING REGISTERED:
    REGISTRATION OF INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.
G. AMOUNT OF FILING FEE:

    AN INDEFINITE AMOUNT OF THE REGISTRANT'S SECURITIES HAS BEEN REGISTERED PURSUANT TO A DECLARATION, UNDER RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, SET OUT IN THE REGISTRANT'S INITIAL FORM S-6 REGISTRATION STATEMENT. REGISTRANT FILED A RULE 24F-2 NOTICE FOR THE FISCAL YEAR END-ING DECEMBER 31, 1996 ON FEBRUARY 27, 1997.
H. APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  As soon as practicable after the effective date.
  Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the In-vestment Company Act of 1940, with respect to the policy described in the Pro-spectus.

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

THIS FILING IS MADE FOR THE SOLE PURPOSE OF MAKING THE REPRESENTATION REGARDING THE REASONABLENESS OF THE FEES AND CHARGES DEDUCTED UNDER THE ENSEMBLE I CONTRACT UNDER RULE 26(e) AND DOES NOT SUPERCEDE OR OTHERWISE AMEND THE PREVIOUS FILING.

                   REPRESENTATION REGARDING FEES AND CHARGES

    The fees and charges deducted under the Ensemble I contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Chubb Life Insurance Company of America.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Chubb Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire, on the 31st day of July 1997.

(Seal)

                                   Chubb Separate Account A
                                   (Registrant)
                                   Chubb Life Insurance Company of America
                                   (Depositor)

                                   By: /s/ Fredrick H. Condon
                                      ----------------------------------
                                       Fredrick H. Condon


                                   Title: Senior Vice President,
                                          General Counsel and Secretary
                                          ------------------------------

Attest:

/s/ Charles C. Cornelio
----------------------------------------
Charles C. Cornelio, Assistant Secretary